Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital.
Schedule of common shares issued

	Number of
	common
	shares	Amount
Balance, December 31, 2020	32,860,291	$51,923,471
Shares for services (i)	1,227,092	4,112,647
Stock options exercised (note 12)	998,333	2,837,083
Fair value of stock options exercised (note 12)	—	1,357,160
Issuance of units (ii, iii)	22,462,000	84,083,757
Fair value of warrants (ii, iii)	—	(15,369,626)
Share issuance costs (ii, iii)	—	(5,003,222)
Warrants exercised (note 13)	3,675,283	11,656,287
Fair value of warrants exercised (note 13)	—	3,999,272
Performance share units exercised (note 12)	700,000	3,322,000
Balance, December 31, 2021	61,922,999	$142,918,829
Shares for services (iv)	239,243	525,200
Restricted share units exercised (note 12)	376,622	526,682
Warrants exercised (note 13)	503,672	2,014,688
Performance share units exercised (note 12)	1,000,000	1,560,000
Balance, December 31, 2022	64,042,536	$147,545,399
Shares for services (v)	5,000	16,449
Restricted share units exercised (note 12)	704,743	957,288
Performance share units exercised (note 12)	600,000	—
Balance, December 31, 2023	65,352,279	$148,519,136

(i) During the year ended December 31, 2021, the Corporation issued 1,227,092 shares for services with a combined value of $4,112,647. The fair value of the shares were determined to be equal to the value of the services rendered.

(ii) On May 12, 2021, the Corporation completed its short form base shelf prospectus offering by issuing 6,112,000 common share units at $3.60 per unit for gross proceeds of $22,003,200, as well as an additional 433,400 warrants at $0.02 per warrant for $8,668. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of $4.60 per share for a period of three years from closing. The underwriters were paid cash fees of $1,025,590.

The fair value of $3,792,200 was assigned to the 3,056,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model, using the following assumptions: a risk-free interest rate of 0.53%; an expected volatility factor of 81%; an expected dividend yield of 0%; and an expected life of 3 years.

(iii) On November 5, 2021, the Corporation completed its short form base shelf prospectus offering by issuing 16,350,000 common share units at USD$3.07 per unit for gross proceeds of USD$50,194,500 ($62,080,558). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of USD$3.75 per share for a period of three years from closing. The underwriters were paid cash fees of USD$3,011,670 ($3,724,833).

b)	Common shares issued (continued)

The fair value of $11,577,426 was assigned to the 8,175,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model (see note 10) on the statement of financial position and re-valued at each reporting date.

(iv)During the year ended December 31, 2022, the Corporation issued 239,243 common shares with a fair value of $525,000. The fair value of the shares was determined to be equal to the value of the services rendered. Included in shares for services is $244,213 related to vesting of previously issued shares.

(v) During the year ended December 31, 2023, the Corporation issued 5,000 common shares with a fair value of $3,550. The fair value of the shares was determined to be equal to the value of the services rendered. Included in shares for services is $12,899 related to vesting of previously issued shares.